Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments Owned At Fair Value [Abstract]
Net losses on FFA's derivatives	$ 0	$ (260)	$ (196)
Net unrealized (losses)/gains on FFAs	$ 0	$ (69)	$ (124)